CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2023	Dec. 31, 2022
Preferred stock, par or stated value per share	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	10,000,000	10,000,000
Preferred stock shares issued	0	0
Preferred stock, shares outstanding	0	0
Class A Common Stock
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	600,000,000	600,000,000
Common stock, shares issued	35,842,383	11,242,887
Common stock, shares outstanding	34,254,883	9,655,387
Class V Common Stock
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued	38,819,066	58,565,824
Common stock, shares outstanding	28,819,066	48,565,824